Shareholder Report	2 Months Ended	5 Months Ended	6 Months Ended
	Apr. 30, 2025 USD ($) Holding	Apr. 30, 2025 USD ($) Holding	Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			BondBloxx ETF Trust
Entity Central Index Key			0001879238
Entity Investment Company Type			N-1A
Document Period End Date			Apr. 30, 2025
C000231820
Shareholder Report [Line Items]
Fund Name			BondBloxx USD High Yield Bond Industrial Sector ETF
Trading Symbol			XHYI
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-industrial-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Industrial Sector ETF	$17	0.35%Footnote Reference*

* Annualized.

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.35%
AssetsNet	$ 54,344,986	$ 54,344,986	$ 54,344,986
Holdings Count | Holding	484	484	484
Advisory Fees Paid, Amount			$ 137,397
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,344,986
# of Portfolio Holdings	484
Total Advisory Fees Paid During Reporting Period	$137,397
Portfolio Turnover Rate	12%
Expense Ratio	0.35%
Shares Outstanding	1,450,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C606

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Commercial Services	14.0%
Chemicals	12.7%
Packaging & Containers	9.0%
Aerospace/Defense	8.8%
Building Materials	8.6%
Mining	5.5%
Iron/Steel	4.7%
Home Builders	4.3%
Airlines	3.3%
Environmental Control	2.8%
Others	24.3%
Cash and Equivalents	2.0%

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Quikrete Holdings, Inc. 6.38% 03/01/2032	1.25%
Citibank, New York 3.68% 05/01/2025	1.23%
TransDigm, Inc. 6.38% 03/01/2029	0.88%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63% 12/15/2030	0.87%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 04/20/2029	0.87%
Mauser Packaging Solutions Holding Co. 7.88% 04/15/2027	0.84%
TransDigm, Inc. 5.50% 11/15/2027	0.84%
Allied Universal Holdco LLC 7.88% 02/15/2031	0.78%
Neptune Bidco US, Inc. 9.29% 04/15/2029	0.73%
TransDigm, Inc. 6.63% 03/01/2032	0.71%
Footnote	Description
Footnote*	Subject to change

C000231821
Shareholder Report [Line Items]
Fund Name			BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Trading Symbol			XHYT
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-telecom-media-and-technology-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	$18	0.35%Footnote Reference*

* Annualized.

Expenses Paid, Amount			$ 18
Expense Ratio, Percent			0.35%
AssetsNet	$ 77,799,467	$ 77,799,467	$ 77,799,467
Holdings Count | Holding	300	300	300
Advisory Fees Paid, Amount			$ 197,271
InvestmentCompanyPortfolioTurnover			16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$77,799,467
# of Portfolio Holdings	300
Total Advisory Fees Paid During Reporting Period	$197,271
Portfolio Turnover Rate	16%
Expense Ratio	0.35%
Shares Outstanding	2,275,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C507

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.9%
10+ Years	5.7%
7-10 Years	7.8%
5-7 Years	19.9%
3-5 Years	43.7%
2-3 Years	14.3%
0-2 Years	5.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Altice Financing SA 5.75% 08/15/2029	2.36%
EchoStar Corp. 10.75% 11/30/2029	2.17%
Cloud Software Group, Inc. 6.50% 03/31/2029	1.53%
Cloud Software Group, Inc. 9.00% 09/30/2029	1.48%
DISH Network Corp. 11.75% 11/15/2027	1.45%
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 08/15/2027	1.22%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13% 05/01/2027	1.21%
ANZ National Bank, London 3.68% 05/01/2025	1.13%
Intelsat Jackson Holdings SA 6.50% 03/15/2030	1.13%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75% 03/01/2030	1.09%
Footnote	Description
Footnote*	Subject to change

C000231819
Shareholder Report [Line Items]
Fund Name			BondBloxx USD High Yield Bond Healthcare Sector ETF
Trading Symbol			XHYH
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-healthcare-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Healthcare Sector ETF	$18	0.35%Footnote Reference*

* Annualized.

Expenses Paid, Amount			$ 18
Expense Ratio, Percent			0.35%
AssetsNet	$ 30,380,964	$ 30,380,964	$ 30,380,964
Holdings Count | Holding	124	124	124
Advisory Fees Paid, Amount			$ 78,110
InvestmentCompanyPortfolioTurnover			15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,380,964
# of Portfolio Holdings	124
Total Advisory Fees Paid During Reporting Period	$78,110
Portfolio Turnover Rate	15%
Expense Ratio	0.35%
Shares Outstanding	875,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C408

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Healthcare-Services	46.9%
Pharmaceuticals	24.4%
Healthcare-Products	14.9%
Commercial Services	5.8%
Cosmetics/Personal Care	3.3%
Software	2.3%
Biotechnology	0.3%
Cash and Equivalents	2.1%

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

1261229 BC Ltd. 10.00% 04/15/2032	3.87%
Medline Borrower LP 3.88% 04/01/2029	3.81%
DaVita, Inc. 4.63% 06/01/2030	2.31%
Tenet Healthcare Corp. 6.13% 10/01/2028	2.30%
Medline Borrower LP 5.25% 10/01/2029	2.16%
CHS/Community Health Systems, Inc. 10.88% 01/15/2032	2.09%
CVS Health Corp. 7.00% 03/10/2055	2.05%
AthenaHealth Group, Inc. 6.50% 02/15/2030	2.03%
SEB, Stockholm 3.68% 05/01/2025	1.94%
Tenet Healthcare Corp. 6.13% 06/15/2030	1.82%
Footnote	Description
Footnote*	Subject to change

C000231818
Shareholder Report [Line Items]
Fund Name			BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Trading Symbol			XHYF
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-financial-and-reit-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	$18	0.35%Footnote Reference*

* Annualized.

Expenses Paid, Amount			$ 18
Expense Ratio, Percent			0.35%
AssetsNet	$ 40,125,964	$ 40,125,964	$ 40,125,964
Holdings Count | Holding	273	273	273
Advisory Fees Paid, Amount			$ 98,597
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$40,125,964
# of Portfolio Holdings	273
Total Advisory Fees Paid During Reporting Period	$98,597
Portfolio Turnover Rate	14%
Expense Ratio	0.35%
Shares Outstanding	1,075,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C309

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Diversified Financial Services	34.6%
Real Estate Investment Trust (REITS)	25.3%
Insurance	19.5%
Commercial Services	5.6%
Investment Companies	3.4%
Banks	3.3%
Trucking & Leasing	1.9%
Advertising	1.1%
Retail	0.8%
Computers	0.5%
Others	1.7%
Cash and Equivalents	2.3%

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

HUB International Ltd. 7.25% 06/15/2030	1.82%
Panther Escrow Issuer LLC 7.13% 06/01/2031	1.66%
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 10.50% 02/15/2028	1.60%
Boost Newco Borrower LLC 7.50% 01/15/2031	1.22%
Block, Inc. 6.50% 05/15/2032	1.11%
HUB International Ltd. 7.38% 01/31/2032	1.07%
Jane Street Group/JSG Finance, Inc. 6.13% 11/01/2032	0.86%
Ardonagh Group Finance Ltd. 8.88% 02/15/2032	0.83%
MPT Operating Partnership LP/MPT Finance Corp. 8.50% 02/15/2032	0.81%
SBA Communications Corp. 3.88% 02/15/2027	0.80%
Footnote	Description
Footnote*	Subject to change

C000231817
Shareholder Report [Line Items]
Fund Name			BondBloxx USD High Yield Bond Energy Sector ETF
Trading Symbol			XHYE
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-energy-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Energy Sector ETF	$17	0.35%Footnote Reference*

* Annualized.

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.35%
AssetsNet	$ 11,234,979	$ 11,234,979	$ 11,234,979
Holdings Count | Holding	218	218	218
Advisory Fees Paid, Amount			$ 25,128
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,234,979
# of Portfolio Holdings	218
Total Advisory Fees Paid During Reporting Period	$25,128
Portfolio Turnover Rate	11%
Expense Ratio	0.35%
Shares Outstanding	302,500
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	097890107

Holdings [Text Block]	Sub-Sector Breakdown (% of Net Assets)
Oil & Gas	48.4%
Pipelines	39.4%
Oil & Gas Services	6.2%
Gas	2.3%
Chemicals	0.6%
Retail	0.6%
Cash and Equivalents	2.5%

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Citibank, New York 3.68% 05/01/2025	3.86%
Venture Global LNG, Inc. 9.50% 02/01/2029	2.12%
Venture Global LNG, Inc. 8.13% 06/01/2028	1.50%
Venture Global LNG, Inc. 8.38% 06/01/2031	1.46%
Venture Global LNG, Inc. 9.88% 02/01/2032	1.40%
NFE Financing LLC 12.00% 11/15/2029	1.26%
Weatherford International Ltd. 8.63% 04/30/2030	1.05%
Comstock Resources, Inc. 6.75% 03/01/2029	1.01%
Venture Global LNG, Inc. 7.00% 01/15/2030	0.96%
Civitas Resources, Inc. 8.38% 07/01/2028	0.92%
Footnote	Description
Footnote*	Subject to change

C000231815
Shareholder Report [Line Items]
Fund Name			BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Trading Symbol			XHYC
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-cyclicals-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	$17	0.35%Footnote Reference*

* Annualized.

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.35%
AssetsNet	$ 42,027,036	$ 42,027,036	$ 42,027,036
Holdings Count | Holding	278	278	278
Advisory Fees Paid, Amount			$ 118,149
InvestmentCompanyPortfolioTurnover			16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$42,027,036
# of Portfolio Holdings	278
Total Advisory Fees Paid During Reporting Period	$118,149
Portfolio Turnover Rate	16%
Expense Ratio	0.35%
Shares Outstanding	1,150,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C101

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Entertainment	20.0%
Retail	17.2%
Leisure Time	15.4%
Lodging	11.6%
Auto Parts $ Equipment	10.7%
Auto Manufacturers	7.1%
Real Estate	4.4%
Internet	4.4%
Apparel	3.1%
Commercial Services	2.2%
Others	2.3%
Cash and Equivalents	1.6%

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Carnival Corp. 5.75% 03/01/2027	1.49%
Nissan Motor Co. Ltd. 4.35% 09/17/2027	1.31%
Nissan Motor Co. Ltd. 4.81% 09/17/2030	1.27%
Rakuten Group, Inc. 9.75% 04/15/2029	1.16%
Caesars Entertainment, Inc. 7.00% 02/15/2030	1.10%
Carnival Corp. 6.00% 05/01/2029	1.09%
Royal Caribbean Cruises Ltd. 6.00% 02/01/2033	1.09%
Carnival Corp. 6.13% 02/15/2033	1.09%
Rakuten Group, Inc. 11.25% 02/15/2027	1.06%
Tenneco, Inc. 8.00% 11/17/2028	0.99%
Footnote	Description
Footnote*	Subject to change

C000231816
Shareholder Report [Line Items]
Fund Name			BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Trading Symbol			XHYD
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-non-cyclicals-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	$18	0.35%Footnote Reference*

* Annualized.

Expenses Paid, Amount			$ 18
Expense Ratio, Percent			0.35%
AssetsNet	$ 23,513,962	$ 23,513,962	$ 23,513,962
Holdings Count | Holding	169	169	169
Advisory Fees Paid, Amount			$ 54,991
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$23,513,962
# of Portfolio Holdings	169
Total Advisory Fees Paid During Reporting Period	$54,991
Portfolio Turnover Rate	12%
Expense Ratio	0.35%
Shares Outstanding	625,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C200

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Electric	33.1%
Food	25.7%
Retail	19.3%
Housewares	4.1%
Household Products/Wares	1.9%
Pharmaceuticals	1.8%
Energy-Alternate Sources	1.5%
Agriculture	1.5%
Gas	1.4%
Electrical Components & Equipment	1.3%
Others	6.4%
Cash and Equivalents	2.0%

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/2030	2.18%
Electricite de France SA 9.13%	1.38%
Vistra Operations Co. LLC 7.75% 10/15/2031	1.30%
Lightning Power LLC 7.25% 08/15/2032	1.28%
1011778 BC ULC/New Red Finance, Inc. 3.88% 01/15/2028	1.21%
PG&E Corp. 7.38% 03/15/2055	1.20%
Walgreens Boots Alliance, Inc. 3.45% 06/01/2026	1.17%
Calpine Corp. 5.13% 03/15/2028	1.12%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.63% 01/15/2027	1.11%
Vistra Operations Co. LLC 5.63% 02/15/2027	1.07%
Footnote	Description
Footnote*	Subject to change

C000243215
Shareholder Report [Line Items]
Fund Name			BondBloxx USD High Yield Bond Sector Rotation ETF
Trading Symbol			HYSA
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-sector-rotation-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Sector Rotation ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.20%
AssetsNet	$ 30,506,908	$ 30,506,908	$ 30,506,908
Holdings Count | Holding	8	8	8
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,506,908
# of Portfolio Holdings	8
Total Advisory Fees Paid During Reporting Period	$-
Portfolio Turnover Rate	5%
Expense Ratio (excluding affiliated acquired fund fees and expenses)	0.20%
Shares Outstanding	2,050,000
Fund Launch Date	9/16/2023
Exchange	NYSE Arca, Inc.
CUSIP	09789C770

Holdings [Text Block]
Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

BondBloxx USD High Yield Bond Industrial Sector ETF	24.12%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	21.32%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	14.27%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	13.72%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	9.28%
BondBloxx USD High Yield Bond Energy Sector ETF	9.26%
BondBloxx USD High Yield Bond Healthcare Sector ETF	7.93%
SEB, Stockholm 3.68% 05/01/2025	0.23%
Footnote	Description
Footnote*	Subject to change

C000234989
Shareholder Report [Line Items]
Fund Name			BondBloxx BB Rated USD High Yield Corporate Bond ETF
Trading Symbol			XBB
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bb-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BB Rated USD High Yield Corporate Bond ETF	$10	0.20%Footnote Reference*

* Annualized.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.20%
AssetsNet	$ 280,661,923	$ 280,661,923	$ 280,661,923
Holdings Count | Holding	971	971	971
Advisory Fees Paid, Amount			$ 107,094
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$280,661,923
# of Portfolio Holdings	971
Total Advisory Fees Paid During Reporting Period	$107,094
Portfolio Turnover Rate	14%
Expense Ratio	0.20%
Shares Outstanding	7,000,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C705

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Consumer Cyclical	18.3%
Consumer Non-Cyclical	14.4%
Energy	13.0%
Industrial	12.7%
Financial	12.6%
Communications	11.6%
Basic Materials	6.7%
Utilities	5.5%
Technology	3.1%
Diversified	0.3%
Cash and Equivalents	1.8%

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Citibank, New York 3.68% 05/01/2025	0.72%
Medline Borrower LP 3.88% 04/01/2029	0.59%
Quikrete Holdings, Inc. 6.38% 03/01/2032	0.56%
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 08/15/2027	0.45%
Venture Global LNG, Inc. 9.50% 02/01/2029	0.44%
Intelsat Jackson Holdings SA 6.50% 03/15/2030	0.42%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 04/20/2029	0.41%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63% 12/15/2030	0.39%
TransDigm, Inc. 6.38% 03/01/2029	0.39%
Carnival Corp. 5.75% 03/01/2027	0.38%
Footnote	Description
Footnote*	Subject to change

C000234988
Shareholder Report [Line Items]
Fund Name			BondBloxx B Rated USD High Yield Corporate Bond ETF
Trading Symbol			XB
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-b-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx B Rated USD High Yield Corporate Bond ETF	$15	0.30%Footnote Reference*

* Annualized.

Expenses Paid, Amount			$ 15
Expense Ratio, Percent			0.30%
AssetsNet	$ 29,060,082	$ 29,060,082	$ 29,060,082
Holdings Count | Holding	646	646	646
Advisory Fees Paid, Amount			$ 35,146
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,060,082
# of Portfolio Holdings	646
Total Advisory Fees Paid During Reporting Period	$35,146
Portfolio Turnover Rate	17%
Expense Ratio	0.30%
Shares Outstanding	750,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C804

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Consumer Cyclical	19.8%
Consumer Non-Cyclical	18.8%
Communications	14.5%
Financial	12.1%
Industrial	10.0%
Energy	9.6%
Technology	5.7%
Basic Materials	5.4%
Utilities	1.8%
Diversified	0.1%
Cash and Equivalents	2.2%

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

EchoStar Corp. 10.75% 11/30/2029	1.22%
JP Morgan Chase, New York 3.68% 05/01/2025	1.18%
1261229 BC Ltd. 10.00% 04/15/2032	0.88%
Cloud Software Group, Inc. 6.50% 03/31/2029	0.83%
DISH Network Corp. 11.75% 11/15/2027	0.80%
HUB International Ltd. 7.25% 06/15/2030	0.71%
Panther Escrow Issuer LLC 7.13% 06/01/2031	0.67%
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 10.50% 02/15/2028	0.61%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/2030	0.60%
Mauser Packaging Solutions Holding Co. 7.88% 04/15/2027	0.59%
Footnote	Description
Footnote*	Subject to change

C000234990
Shareholder Report [Line Items]
Fund Name			BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Trading Symbol			XCCC
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-ccc-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	$20	0.40%Footnote Reference*

* Annualized.

Expenses Paid, Amount			$ 20
Expense Ratio, Percent			0.40%
AssetsNet	$ 123,041,688	$ 123,041,688	$ 123,041,688
Holdings Count | Holding	222	222	222
Advisory Fees Paid, Amount			$ 255,929
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$123,041,688
# of Portfolio Holdings	222
Total Advisory Fees Paid During Reporting Period	$255,929
Portfolio Turnover Rate	22%
Expense Ratio	0.40%
Shares Outstanding	3,300,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C887

Holdings [Text Block]	Sector Breakdown (% of Net Assets)
Communications	22.9%
Financial	18.7%
Consumer Non-Cyclical	15.2%
Consumer Cyclical	12.4%
Industrial	12.2%
Technology	6.9%
Basic Materials	4.6%
Energy	4.2%
Cash and Equivalents	2.9%

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Altice Financing SA 5.75% 08/15/2029	2.44%
Cloud Software Group, Inc. 9.00% 09/30/2029	1.97%
AthenaHealth Group, Inc. 6.50% 02/15/2030	1.94%
HUB International Ltd. 7.38% 01/31/2032	1.53%
McAfee Corp. 7.38% 02/15/2030	1.50%
Ardonagh Group Finance Ltd. 8.88% 02/15/2032	1.35%
JP Morgan Chase, New York 3.68% 05/01/2025	1.11%
Mauser Packaging Solutions Holding Co. 9.25% 04/15/2027	1.07%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc. 6.75% 10/15/2027	1.06%
FXI Holdings, Inc. 12.25% 11/15/2026	0.95%
Footnote	Description
Footnote*	Subject to change

C000243310
Shareholder Report [Line Items]
Fund Name			BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Trading Symbol			BBBS
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-1-5-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	$10	0.19%Footnote Reference*

* Annualized.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.19%
AssetsNet	$ 120,046,956	$ 120,046,956	$ 120,046,956
Holdings Count | Holding	1,190	1,190	1,190
Advisory Fees Paid, Amount			$ 75,529
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$120,046,956
# of Portfolio Holdings	1,190
Total Advisory Fees Paid During Reporting Period	$75,529
Portfolio Turnover Rate	18%
Expense Ratio	0.19%
Shares Outstanding	2,350,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C754

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financial	26.2%
Consumer Non-Cyclical	17.2%
Technology	10.8%
Consumer Cyclical	10.1%
Communications	8.4%
Utilities	8.2%
Energy	8.0%
Industrial	7.6%
Basic Materials	2.0%
Cash and Equivalents	1.5%

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

T-Mobile USA, Inc. 3.88% 04/15/2030	0.62%
CVS Health Corp. 4.30% 03/25/2028	0.46%
T-Mobile USA, Inc. 3.75% 04/15/2027	0.37%
Verizon Communications, Inc. 4.02% 12/03/2029	0.36%
Amgen, Inc. 5.15% 03/02/2028	0.36%
Citigroup, Inc. 4.45% 09/29/2027	0.36%
Warnermedia Holdings, Inc. 3.76% 03/15/2027	0.36%
Cigna Group 4.38% 10/15/2028	0.35%
Verizon Communications, Inc. 4.33% 09/21/2028	0.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45% 10/29/2026	0.33%
Footnote	Description
Footnote*	Subject to change

C000243312
Shareholder Report [Line Items]
Fund Name			BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Trading Symbol			BBBI
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-5-10-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	$10	0.19%Footnote Reference*

* Annualized.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.19%
AssetsNet	$ 10,158,573	$ 10,158,573	$ 10,158,573
Holdings Count | Holding	973	973	973
Advisory Fees Paid, Amount			$ 10,240
InvestmentCompanyPortfolioTurnover			23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,158,573
# of Portfolio Holdings	973
Total Advisory Fees Paid During Reporting Period	$10,240
Portfolio Turnover Rate	23%
Expense Ratio	0.19%
Shares Outstanding	200,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C747

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financial	24.7%
Consumer Non-Cyclical	16.0%
Energy	10.7%
Technology	10.2%
Communications	9.8%
Utilities	8.5%
Consumer Cyclical	8.0%
Industrial	7.9%
Basic Materials	2.6%
Cash and Equivalents	1.6%

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Boeing Co. 5.15% 05/01/2030	0.50%
Warnermedia Holdings, Inc. 4.28% 03/15/2032	0.42%
Verizon Communications, Inc. 2.36% 03/15/2032	0.42%
Deutsche Telekom International Finance BV 8.75% 06/15/2030	0.41%
Amgen, Inc. 5.25% 03/02/2033	0.40%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30% 01/30/2032	0.39%
British Telecommunications PLC 9.63% 12/15/2030	0.36%
Oracle Corp. 2.88% 03/25/2031	0.35%
Citigroup, Inc. 6.17% 05/25/2034	0.35%
AT&T, Inc. 5.40% 02/15/2034	0.35%
Footnote	Description
Footnote*	Subject to change

C000243311
Shareholder Report [Line Items]
Fund Name			BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Trading Symbol			BBBL
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-10-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	$9	0.19%Footnote Reference*

* Annualized.

Expenses Paid, Amount			$ 9
Expense Ratio, Percent			0.19%
AssetsNet	$ 7,108,048	$ 7,108,048	$ 7,108,048
Holdings Count | Holding	888	888	888
Advisory Fees Paid, Amount			$ 8,967
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,108,048
# of Portfolio Holdings	888
Total Advisory Fees Paid During Reporting Period	$8,967
Portfolio Turnover Rate	14%
Expense Ratio	0.19%
Shares Outstanding	150,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C762

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Consumer Non-Cyclical	20.7%
Communications	19.3%
Energy	13.1%
Technology	9.9%
Financial	9.3%
Industrial	8.5%
Utilities	6.7%
Consumer Cyclical	5.7%
Basic Materials	5.0%
Cash and Equivalents	1.8%

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

CVS Health Corp. 5.05% 03/25/2048	0.78%
Goldman Sachs Group, Inc. 6.75% 10/01/2037	0.68%
Boeing Co. 5.81% 05/01/2050	0.59%
AT&T, Inc. 3.50% 09/15/2053	0.57%
AT&T, Inc. 3.55% 09/15/2055	0.56%
Amgen, Inc. 5.65% 03/02/2053	0.54%
Warnermedia Holdings, Inc. 5.14% 03/15/2052	0.53%
CVS Health Corp. 4.78% 03/25/2038	0.51%
AT&T, Inc. 3.80% 12/01/2057	0.49%
AT&T, Inc. 3.65% 09/15/2059	0.47%
Footnote	Description
Footnote*	Subject to change

C000236606
Shareholder Report [Line Items]
Fund Name			BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Trading Symbol			XEMD
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-jp-morgan-usd-emerging-markets-1-10-year-bond-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	$15	0.29%Footnote Reference*

* Annualized.

Expenses Paid, Amount			$ 15
Expense Ratio, Percent			0.29%
AssetsNet	$ 343,301,367	$ 343,301,367	$ 343,301,367
Holdings Count | Holding	444	444	444
Advisory Fees Paid, Amount			$ 450,416
InvestmentCompanyPortfolioTurnover			15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$343,301,367
# of Portfolio Holdings	444
Total Advisory Fees Paid During Reporting Period	$450,416
Portfolio Turnover Rate	15%
Expense Ratio	0.29%
Shares Outstanding	8,150,000
Fund Launch Date	6/28/2022
Exchange	Cboe BZX Exchange, Inc.
CUSIP	09789C879

Holdings [Text Block]

Top 10 CountriesFootnote Reference* (% of Net Assets)

Saudi Arabia	7.1%
Turkey	5.7%
Argentina	4.4%
Mexico	4.2%
Poland	4.1%
United Arab Emirates	4.1%
Bahrain	3.6%
Brazil	3.5%
Indonesia	3.4%
Romania	3.4%
Footnote	Description
Footnote*	Subject to change

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Argentine Republic Government International Bond 4.13% 07/09/2035	1.52%
Argentine Republic Government International Bond 0.75% 07/09/2030	1.07%
Ecuador Government International Bond 5.50% 07/31/2035	0.95%
Argentine Republic Government International Bond 5.00% 01/09/2038	0.89%
Argentine Republic Government International Bond 3.50% 07/09/2041	0.73%
Kuwait International Government Bond 3.50% 03/20/2027	0.70%
Ghana Government International Bond 5.00% 07/03/2035	0.67%
Ghana Government International Bond 5.00% 07/03/2029	0.59%
Uruguay Government International Bond 5.75% 10/28/2034	0.56%
Peruvian Government International Bond 2.78% 01/23/2031	0.56%
Footnote	Description
Footnote*	Subject to change

C000237706
Shareholder Report [Line Items]
Fund Name			BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Trading Symbol			XHLF
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-six-month-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 2
Expense Ratio, Percent			0.03%
AssetsNet	$ 1,325,161,216	$ 1,325,161,216	$ 1,325,161,216
Holdings Count | Holding	22	22	22
Advisory Fees Paid, Amount			$ 148,424
InvestmentCompanyPortfolioTurnover			38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,325,161,216
# of Portfolio Holdings	22
Total Advisory Fees Paid During Reporting Period	$148,424
Portfolio Turnover Rate	38%
Expense Ratio	0.03%
Shares Outstanding	26,320,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C788

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	0.0%Footnote Reference**
0-2 Years	100.0%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.
Footnote**	Percentage is less than 0.05%.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Bill ZCP 09/04/2025	9.12%
U.S. Treasury Bill ZCP 02/19/2026	8.35%
U.S. Treasury Bill ZCP 01/22/2026	8.28%
U.S. Treasury Bill ZCP 10/30/2025	7.84%
U.S. Treasury Bill ZCP 03/19/2026	7.74%
U.S. Treasury Bill ZCP 06/12/2025	7.68%
U.S. Treasury Bill ZCP 07/10/2025	7.47%
U.S. Treasury Bill ZCP 11/28/2025	7.41%
U.S. Treasury Bill ZCP 12/26/2025	7.40%
U.S. Treasury Bill ZCP 10/02/2025	6.93%
Footnote	Description
Footnote*	Subject to change

C000237704
Shareholder Report [Line Items]
Fund Name			BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Trading Symbol			XONE
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-one-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 2
Expense Ratio, Percent			0.03%
AssetsNet	$ 582,239,576	$ 582,239,576	$ 582,239,576
Holdings Count | Holding	60	60	60
Advisory Fees Paid, Amount			$ 85,245
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$582,239,576
# of Portfolio Holdings	60
Total Advisory Fees Paid During Reporting Period	$85,245
Portfolio Turnover Rate	29%
Expense Ratio	0.03%
Shares Outstanding	11,700,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C861

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.1%
0-2 Years	98.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 4.63% 02/28/2026	2.96%
U.S. Treasury Note 4.25% 01/31/2026	2.74%
U.S. Treasury Note 4.50% 03/31/2026	2.66%
U.S. Treasury Note 0.38% 01/31/2026	2.64%
U.S. Treasury Note 2.25% 11/15/2025	2.60%
U.S. Treasury Note 3.75% 08/31/2026	2.57%
U.S. Treasury Note 0.50% 02/28/2026	2.53%
U.S. Treasury Note 4.38% 07/31/2026	2.51%
U.S. Treasury Note 4.63% 06/30/2026	2.51%
U.S. Treasury Note 4.88% 04/30/2026	2.50%
Footnote	Description
Footnote*	Subject to change

C000237710
Shareholder Report [Line Items]
Fund Name			BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Trading Symbol			XTWO
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-two-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 3
Expense Ratio, Percent			0.05%
AssetsNet	$ 129,263,673	$ 129,263,673	$ 129,263,673
Holdings Count | Holding	93	93	93
Advisory Fees Paid, Amount			$ 34,022
InvestmentCompanyPortfolioTurnover			26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$129,263,673
# of Portfolio Holdings	93
Total Advisory Fees Paid During Reporting Period	$34,022
Portfolio Turnover Rate	26%
Expense Ratio	0.05%
Shares Outstanding	2,600,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C853

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.0%
3-5 Years	5.4%
2-3 Years	49.1%
0-2 Years	44.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 1.50% 01/31/2027	2.00%
U.S. Treasury Note 1.25% 11/30/2026	1.69%
U.S. Treasury Note 2.38% 05/15/2027	1.59%
U.S. Treasury Note 0.75% 08/31/2026	1.59%
U.S. Treasury Note 3.75% 08/15/2027	1.57%
U.S. Treasury Note 3.38% 09/15/2027	1.56%
U.S. Treasury Note 0.75% 01/31/2028	1.54%
U.S. Treasury Note 0.88% 06/30/2026	1.54%
U.S. Treasury Note 4.50% 05/15/2027	1.53%
U.S. Treasury Note 2.50% 03/31/2027	1.52%
Footnote	Description
Footnote*	Subject to change

C000237708
Shareholder Report [Line Items]
Fund Name			BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Trading Symbol			XTRE
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-three-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 3
Expense Ratio, Percent			0.05%
AssetsNet	$ 151,813,762	$ 151,813,762	$ 151,813,762
Holdings Count | Holding	79	79	79
Advisory Fees Paid, Amount			$ 27,678
InvestmentCompanyPortfolioTurnover			28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$151,813,762
# of Portfolio Holdings	79
Total Advisory Fees Paid During Reporting Period	$27,678
Portfolio Turnover Rate	28%
Expense Ratio	0.05%
Shares Outstanding	3,040,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C846

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.0%
3-5 Years	57.1%
2-3 Years	41.8%
0-2 Years	0.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 4.50% 05/31/2029	2.27%
U.S. Treasury Note 4.00% 07/31/2029	2.12%
U.S. Treasury Note 4.63% 04/30/2029	2.10%
U.S. Treasury Note 4.13% 03/31/2029	2.06%
U.S. Treasury Note 4.25% 06/30/2029	2.05%
U.S. Treasury Note 4.25% 02/28/2029	1.84%
U.S. Treasury Note 2.88% 08/15/2028	1.82%
U.S. Treasury Note 4.00% 01/31/2029	1.80%
U.S. Treasury Note 1.25% 09/30/2028	1.78%
U.S. Treasury Note 0.75% 01/31/2028	1.76%
Footnote	Description
Footnote*	Subject to change

C000237703
Shareholder Report [Line Items]
Fund Name			BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Trading Symbol			XFIV
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-five-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 3
Expense Ratio, Percent			0.05%
AssetsNet	$ 148,244,819	$ 148,244,819	$ 148,244,819
Holdings Count | Holding	51	51	51
Advisory Fees Paid, Amount			$ 36,168
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$148,244,819
# of Portfolio Holdings	51
Total Advisory Fees Paid During Reporting Period	$36,168
Portfolio Turnover Rate	41%
Expense Ratio	0.05%
Shares Outstanding	2,990,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C838

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.4%
5-7 Years	69.5%
3-5 Years	29.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 1.63% 05/15/2031	4.97%
U.S. Treasury Note 1.13% 02/15/2031	4.86%
U.S. Treasury Note 0.63% 08/15/2030	4.50%
U.S. Treasury Note 0.88% 11/15/2030	4.38%
U.S. Treasury Note 4.00% 02/28/2030	2.81%
U.S. Treasury Note 4.25% 06/30/2031	2.58%
U.S. Treasury Note 4.25% 01/31/2030	2.52%
U.S. Treasury Note 4.38% 12/31/2029	2.51%
U.S. Treasury Note 4.50% 12/31/2031	2.47%
U.S. Treasury Note 4.63% 05/31/2031	2.45%
Footnote	Description
Footnote*	Subject to change

C000237705
Shareholder Report [Line Items]
Fund Name			BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Trading Symbol			XSVN
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-seven-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 3
Expense Ratio, Percent			0.05%
AssetsNet	$ 146,070,699	$ 146,070,699	$ 146,070,699
Holdings Count | Holding	37	37	37
Advisory Fees Paid, Amount			$ 32,845
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$146,070,699
# of Portfolio Holdings	37
Total Advisory Fees Paid During Reporting Period	$32,845
Portfolio Turnover Rate	29%
Expense Ratio	0.05%
Shares Outstanding	3,040,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C820

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.5%
10+ Years	0.9%
7-10 Years	76.2%
5-7 Years	21.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 4.63% 02/15/2035	11.53%
U.S. Treasury Note 4.25% 11/15/2034	11.14%
U.S. Treasury Note 4.38% 05/15/2034	10.95%
U.S. Treasury Note 3.88% 08/15/2034	10.91%
U.S. Treasury Note 4.00% 02/15/2034	10.50%
U.S. Treasury Note 3.88% 08/15/2033	9.37%
U.S. Treasury Note 4.50% 11/15/2033	3.26%
U.S. Treasury Note 3.38% 05/15/2033	2.42%
U.S. Treasury Note 0.88% 11/15/2030	1.85%
U.S. Treasury Note 1.63% 05/15/2031	1.84%
Footnote	Description
Footnote*	Subject to change

C000237707
Shareholder Report [Line Items]
Fund Name			BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Trading Symbol			XTEN
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-ten-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	$4	0.075%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 4
Expense Ratio, Percent			0.075%
AssetsNet	$ 566,730,091	$ 566,730,091	$ 566,730,091
Holdings Count | Holding	63	63	63
Advisory Fees Paid, Amount			$ 131,375
InvestmentCompanyPortfolioTurnover			15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$566,730,091
# of Portfolio Holdings	63
Total Advisory Fees Paid During Reporting Period	$131,375
Portfolio Turnover Rate	15%
Expense Ratio	0.075%
Shares Outstanding	12,200,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C812

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.8%
10+ Years	52.0%
7-10 Years	40.2%
5-7 Years	6.0%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 4.00% 02/15/2034	4.14%
U.S. Treasury Note 4.50% 11/15/2033	4.04%
U.S. Treasury Note 3.88% 08/15/2034	4.03%
U.S. Treasury Note 4.38% 05/15/2034	3.91%
U.S. Treasury Note 3.88% 08/15/2033	3.68%
U.S. Treasury Note 4.63% 02/15/2035	3.41%
U.S. Treasury Note 1.38% 11/15/2031	3.11%
U.S. Treasury Note 2.88% 05/15/2032	3.04%
U.S. Treasury Note 4.13% 11/15/2032	2.98%
U.S. Treasury Note 2.75% 08/15/2032	2.82%
Footnote	Description
Footnote*	Subject to change

C000237709
Shareholder Report [Line Items]
Fund Name			BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Trading Symbol			XTWY
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-twenty-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	$6	0.125%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 6
Expense Ratio, Percent			0.125%
AssetsNet	$ 60,705,141	$ 60,705,141	$ 60,705,141
Holdings Count | Holding	51	51	51
Advisory Fees Paid, Amount			$ 34,682
InvestmentCompanyPortfolioTurnover			58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,705,141
# of Portfolio Holdings	51
Total Advisory Fees Paid During Reporting Period	$34,682
Portfolio Turnover Rate	58%
Expense Ratio	0.125%
Shares Outstanding	1,550,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C796

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.1%
10+ Years	98.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Bond 3.63% 05/15/2053	5.63%
U.S. Treasury Bond 3.63% 02/15/2053	5.01%
U.S. Treasury Bond 4.25% 08/15/2054	4.86%
U.S. Treasury Bond 4.25% 02/15/2054	4.70%
U.S. Treasury Bond 4.13% 08/15/2053	4.60%
U.S. Treasury Bond 2.38% 05/15/2051	3.96%
U.S. Treasury Bond 2.00% 08/15/2051	3.53%
U.S. Treasury Bond 1.88% 02/15/2051	3.47%
U.S. Treasury Bond 3.00% 08/15/2052	3.41%
U.S. Treasury Strip ZCP 05/15/2053	3.35%
Footnote	Description
Footnote*	Subject to change

C000248003
Shareholder Report [Line Items]
Fund Name			BondBloxx IR+M Tax-Aware Short Duration ETF
Trading Symbol			TAXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-short-duration-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number			800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware Short Duration ETF	$17	0.35%Footnote Reference*

* Annualized.

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.35%
AssetsNet	$ 167,788,579	$ 167,788,579	$ 167,788,579
Holdings Count | Holding	294	294	294
Advisory Fees Paid, Amount			$ 244,470
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$167,788,579
# of Portfolio Holdings	294
Total Advisory Fees Paid During Reporting Period	$244,470
Portfolio Turnover Rate	5%
Expense Ratio	0.35%
Shares Outstanding	3,330,000
Fund Launch Date	3/12/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C721

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
Defaulted	4.8%
10+ Years	28.8%
7-10 Years	10.3%
5-7 Years	10.9%
3-5 Years	15.9%
2-3 Years	9.0%
0-2 Years	18.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Sumitomo Mitsui Trust Bank, London 3.68% 05/01/2025	1.48%
State of Wisconsin 5.00% 05/01/2028	1.23%
State of Florida Department of Transportation Turnpike System Revenue 5.00% 07/01/2028	1.13%
University of Oklahoma 5.00% 07/01/2029	1.12%
King County School District No. 411 Issaquah 4.00% 12/01/2031	1.06%
South Carolina Jobs-Economic Development Authority, Revenue Bonds 5.00% 11/01/2055	0.99%
Lee County School Board 5.00% 08/01/2032	0.96%
City of San Antonio Electric & Gas Systems Revenue 5.00% 02/01/2032	0.89%
Texas Municipal Gas Acquisition & Supply Corp. V 5.00% 01/01/2028	0.83%
Dallas Independent School District 5.00% 02/15/2055	0.82%
Footnote	Description
Footnote*	Subject to change

C000257785
Shareholder Report [Line Items]
Fund Name	BondBloxx IR+M Tax-Aware Intermediate Duration ETF
Trading Symbol	TXXI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from March 11, 2025 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-intermediate-duration-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	$5	0.35%Footnote Reference*

* Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.35%
AssetsNet	$ 9,916,112	$ 9,916,112	$ 9,916,112
Holdings Count | Holding	102	102	102
Advisory Fees Paid, Amount	$ 4,305
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,916,112
# of Portfolio Holdings	102
Total Advisory Fees Paid During Reporting Period	$4,305
Portfolio Turnover Rate	-%
Expense Ratio	0.35%
Shares Outstanding	200,000
Fund Launch Date	3/11/2025
Exchange	NYSE Arca, Inc.
CUSIP	09789C663

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.8%
Defaulted	3.3%
10+ Years	67.0%
7-10 Years	15.4%
5-7 Years	2.3%
3-5 Years	3.9%
2-3 Years	0.5%
0-2 Years	5.8%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Pennsylvania Higher Educational Facilities Authority 4.00% 08/15/2032	3.01%
East Central Independent School District 5.00% 08/15/2037	2.78%
Lower Colorado River Authority 5.00% 05/15/2034	2.73%
County of Polk Utility System Revenue 5.00% 10/01/2054	2.61%
City of Rogers Sales & Use Tax Revenue 4.00% 11/01/2032	2.52%
Cook County School District No 25 Arlington Heights 4.00% 12/15/2044	2.40%
Dallas Fort Worth International Airport 5.00% 11/01/2039	2.18%
Illinois Finance Authority 5.00% 07/01/2045	2.14%
North Texas Tollway Authority 5.00% 01/01/2045	2.11%
Rhode Island Health & Educational Building Corp. 5.00% 05/15/2044	2.10%
Footnote	Description
Footnote*	Subject to change

C000250808
Shareholder Report [Line Items]
Fund Name	BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents
Trading Symbol	TAXM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from March 11, 2025 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-etf-for-ma-residents/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	$5	0.35%Footnote Reference*

* Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.35%
AssetsNet	$ 6,411,695	$ 6,411,695	$ 6,411,695
Holdings Count | Holding	85	85	85
Advisory Fees Paid, Amount	$ 2,881
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,411,695
# of Portfolio Holdings	85
Total Advisory Fees Paid During Reporting Period	$2,881
Portfolio Turnover Rate	-%
Expense Ratio	0.35%
Shares Outstanding	130,000
Fund Launch Date	3/11/2025
Exchange	NYSE Arca, Inc.
CUSIP	09789C697

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
Defaulted	3.7%
10+ Years	65.6%
7-10 Years	8.0%
5-7 Years	3.8%
3-5 Years	8.3%
2-3 Years	1.8%
0-2 Years	7.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Commonwealth of Massachusetts Transportation Fund Revenue 5.00% 06/01/2053	3.73%
Massachusetts Development Finance Agency 5.00% 05/15/2055	3.50%
City of Somerville 5.00% 06/01/2028	3.41%
Massachusetts Water Resources Authority 5.00% 08/01/2043	3.32%
Berkshire Wind Power Cooperative Corp. 5.00% 07/01/2030	3.23%
Commonwealth of Massachusetts 5.00% 10/01/2053	3.22%
Dennis-Yarmouth Regional School District 5.00% 11/01/2052	3.22%
Massachusetts Bay Transportation Authority Assessment Revenue 5.00% 07/01/2052	3.19%
Massachusetts Development Finance Agency 5.00% 07/01/2047	3.19%
Bristol-Plymouth Regional Vocational Technical School District 4.00% 04/01/2038	3.10%
Footnote	Description
Footnote*	Subject to change

C000255313
Shareholder Report [Line Items]
Fund Name		BondBloxx Private Credit CLO ETF
Trading Symbol		PCMM
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Fund for the period from December 2, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-private-credit-clo-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number		800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Private Credit CLO ETF	$28	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.68%
AssetsNet	$ 113,299,418	$ 113,299,418	$ 113,299,418
Holdings Count | Holding	56	56	56
Advisory Fees Paid, Amount		$ 157,385
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$113,299,418
# of Portfolio Holdings	56
Total Advisory Fees Paid During Reporting Period	$157,385
Portfolio Turnover Rate	0%Footnote Reference*
Expense Ratio	0.68%
Shares Outstanding	2,250,000
Fund Launch Date	12/2/2024
Exchange	NASDAQ Stock Market LLC
CUSIP	09789C671

* Amount represents less than 0.5%.

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	4.3%
10+ Years	77.3%
7-10 Years	18.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Golub Capital Partners CLO 45M Ltd. 5.89% 07/20/2037	7.90%
MCF CLO V LLC 6.82% 10/20/2037	5.30%
Monroe Capital MML CLO XIV LLC 6.53% 10/24/2034	5.27%
Churchill MMSLF CLO-III LP 8.47% 01/20/2036	5.19%
Golub Capital Partners CLO 42M-R 10.38% 01/20/2036	4.44%
Maranon Loan Funding 2021-3 Ltd. 9.07% 10/15/2036	4.43%
Woodmont 2022-10 Trust 6.42% 04/15/2038	4.37%
Ivy Hill Middle Market Credit Fund XX Ltd. 6.67% 04/20/2035	3.97%
JP Morgan Chase, New York 3.68% 05/01/2025	3.92%
Octagon Investment Partners 28 Ltd. 11.78% 04/24/2037	3.55%
Footnote	Description
Footnote*	Subject to change